SCHEDULE OF RELATED PARTIES TRANSACTIONS (Details) - USD ($)	3 Months Ended		12 Months Ended
	Jun. 30, 2021		Mar. 31, 2021		Mar. 31, 2020
Related Party Transaction [Line Items]
Amounts due from related parties	$ 238,743		$ 84,838
Amounts due to related parties	$ 5,636,053		$ 4,913,964		5,429,440
Zhida Hong [Member]
Related Party Transaction [Line Items]
Name of Related Parties	Zhida Hong		Zhida Hong
Relationship with the Company	President, CEO, and a director of the Company		President, CEO, and a director of the Company
Amounts due to related parties	$ 3,705,193	[1]	$ 3,727,371	[1]	5,043,489
Hongye Financial Consulting (Shenzhen) Co., Ltd [Member]
Related Party Transaction [Line Items]
Name of Related Parties			Hongye Financial Consulting (Shenzhen) Co., Ltd.
Relationship with the Company			A company controlled by CEO, Mr. Zhida Hong
Amounts due from related parties	$ 238,743		$ 84,838
Zhongpeng Chen [Member]
Related Party Transaction [Line Items]
Name of Related Parties	Zhongpeng Chen		Zhongpeng Chen
Relationship with the Company	Father to		A legal representative of HPF, became not a related party when HPF was disposed of in November, 2020
Amounts due to related parties					160,427
Bihua Yang [Member]
Related Party Transaction [Line Items]
Name of Related Parties	Bihua Yang		Bihua Yang
Relationship with the Company	A legal representative of XKJ		A legal representative of XKJ
Amounts due to related parties	$ 382,437	[2]	$ 370,523	[2]
Dewu Huang [Member]
Related Party Transaction [Line Items]
Name of Related Parties	Dewu Huang		Dewu Huang
Relationship with the Company	A legal representative of YBY		A legal representative of YBY
Amounts due to related parties	$ 1,420,186	[3]	$ 712,064	[3]	81,287
Jinlong Huang [Member]
Related Party Transaction [Line Items]
Name of Related Parties	Jinlong Huang		Jinlong Huang
Relationship with the Company	A spouse of legal representative of HSW		A spouse of legal representative of HSW
Amounts due to related parties	$ 128,237		$ 104,006		$ 144,237

[1]	The decrease was due to net repayment of debt due to Zhida Hong. During the three months ended June 30, 2021, the Company received financial support of $0.2 million from Zhida Hong and repaid $0.2 million of debts due to him.
[2]	Being financial support from Bihua Yang for XKJ’s daily operation.
[3]	The increase of related party debt was additional financial support provided by Dewu Huang for YBY’s daily operation.